Derivative Financial Instruments - Schedule of Positions Related to Cash Flow Hedge (Detail) R$ in Thousands, $ in Millions	Dec. 31, 2019 BRL (R$)	Apr. 16, 2019 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	R$ (310,190)		R$ (440,994)
Cash flow hedge [member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount | $		$ 79
Cash flow hedge [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	331,463		236,901
Nominal amount	1,655,083		1,372,405
Cash flow hedge [member] | Loans and financing [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	(7,129)		(9,422)
Nominal amount	40,872		57,805
Cash flow hedge [member] | Foreign currency options [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at book value	338,592		246,323
Nominal amount	R$ 1,614,211		R$ 1,314,600